Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (18,716,181)	$ (135,469,133)	$ (9,116,779)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss from disposal of discontinued operations			395,914
Provision for (recovery of) doubtful accounts	108,617	(100,000)	7,369,797
Goodwill impairment	11,069,876	41,366,680
Intangible assets impairment	5,630,400	121,114,699
Depreciation and amortization	2,371,615	2,149,790
Changes in the carrying amount of right-of-use assets	84,129	(98,947)
Deferred tax (benefit)	(1,990,055)	(30,804,128)
Accrued interests	527
Changes in operating assets and liabilities:
Accounts receivable	(435,482)	(859,542)	327,186
Prepayments and other assets	(5,420,639)	(6,440,314)	(130,770)
Inventories			1,495,248
Accounts payable, accrued expenses and other current liabilities	312,991	417,184	166,045
Operating lease liabilities	(56,605)	82,195
Contract liabilities	(5,809,914)	9,859,227	220,644
Taxes payable	59,421	(40,548)	(21,914)
Net cash (used in) provided by operating activities from continuing operations	(12,791,300)	1,177,163	705,371
Net cash provided by operating activities from discontinued operations			645,869
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(12,791,300)	1,177,163	1,351,240
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for loan originations		(35,525,131)
Acquisitions of property and equipment	(1,638)	(154,460)
Cash loans to third parties	(2,858,390)
Cash received from loan repayments	15,060,054	23,516,899	1,528,918
Cah paid in connection with acquisition		(93,750,000)	(56,250,000)
Prepayment for intangible assets development	(175,664,545)
Net cash (used in) investing activities from continuing operations	(163,464,519)	(105,912,692)	(54,721,082)
Net cash provided by investing activities from discontinued operations
NET CASH (USED IN) INVESTING ACTIVITIES	(163,464,519)	(105,912,692)	(54,721,082)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of loans due to related parties			(7,686,152)
Loan from third parties	350,000
Proceeds from private placement, net of offering costs		195,884,024	139,339,849
Net cash provided by financing activities from continuing operations	350,000	195,884,024	131,653,697
Net cash provided by financing activities from discontinued operations
NET CASH PROVIDED BY FINANCING ACTIVITIES	350,000	195,884,024	131,653,697
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(153,483)	(1,123,015)	(1,272,164)
NET (DECREASE) INCREASE IN CASH	(176,059,302)	90,025,480	77,011,691
CASH AND CASH EQUIVALENTS – beginning of year	176,229,874	86,204,394	9,192,703
CASH AND CASH EQUIVALENTS – end of year	170,572	176,229,874	86,204,394
Less: cash and cash equivalents of discontinued operations at end of period			1,030,377
Cash and cash equivalents of continuing operations, at end of period	170,572	176,229,874	85,174,017
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	1,791	2,982	24,988
Cash paid for interest			111,563
Supplemental disclosure of non-cash information:
Right-of-use assets obtained in exchange for new lease liabilities		98,396
Modification of right-of-use assets and liabilities	$ (60,280)